Equity and Stock-Based Compensation - Schedule of Warrant Assumptions (Details)	12 Months Ended
Mar. 31, 2019 Integer
Risk Free Interest Rate [Member] | Minimum [Member]
Warrants outstanding, measurement input	0.58
Risk Free Interest Rate [Member] | Maximum [Member]
Warrants outstanding, measurement input	0.97
Expectedlife In Years [Member] | Minimum [Member]
Warrants outstanding measurement input, term	2 years
Expectedlife In Years [Member] | Maximum [Member]
Warrants outstanding measurement input, term	3 years
Expected Volatility [Member] | Minimum [Member]
Warrants outstanding, measurement input	98.96
Expected Volatility [Member] | Maximum [Member]
Warrants outstanding, measurement input	146.6